COST OF REVENUES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COST OF REVENUES

NOTE 24 – COST OF REVENUES:

	Year Ended December 31
	2023	2022	2021

Payroll and related expenses	$2,274	$2,383	$1,096
Subcontractor and outsourced work	224	103	162
Materials and components consumed	5,854	4,650	291
Depreciation	118	131	-
Motor vehicle fleet costs	226	165	373
Smart cart maintenance	429	-	-
Other	257	85	107
Cost of revenues	$9,382	$7,517	$2,029